Business Combinations (Details Narrative) - Southland Holdings [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Mar. 05, 2021
Business Acquisition [Line Items]
Acquired of common stock, percentage	100.00%
Acquired of common stock	$ 20,000
Selling general and administrative costs			$ 5,000
Construction costs		$ 225,000
Sureties contributed		225,000
Contract liabilities		154,000
Additional contingencies		71,000
Revenues		123,300	$ 34,100
Contract liabilities		17,800
Other noncurrent liabilities		1,000
Additional contributed		7,500
Claim recovery in excess		15,000
Fair values of assets acquired and liabilities		$ 225,000
Non controlling members capital				$ 3,900
Southland [Member]
Business Acquisition [Line Items]
Interest acquired				150,000
Non controlling members capital				3,800
Gilgal [Member]
Business Acquisition [Line Items]
Interest acquired				3,800
Cash paid				$ 150